Investment Objectives and Goals - VanEck Pivotal Trends ETF	Oct. 14, 2026
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Pivotal Trends ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The VanEck Pivotal Trends ETF (the “Fund”) seeks long-term capital appreciation.